Result of the Year - General and Administrative Expenses - Additional Information (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expenses	kr 339,516	kr 247,250	kr 50,541
Restructuring Activities
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expenses	12,100
Employee Redundancies
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expenses	11,400
Termination of Onerous Contracts
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expenses	kr 700